Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Goodwill and other intangible assets
Note 14. Goodwill and other intangible assets
Changes in goodwill and other intangible assets for the years ended December 31, 2020 and 2019 and for the periods from April 4, 2018 through December 31, 2018 (Successor), and for the period from January 1, 2018 through April 3, 2018 (Predecessor) are as follows:

	Goodwill	Other intangible assets
Cost		Software licenses	Exploration rights	Total
As of December 31, 2017	—	5,282	—	5,282
Additions	—	13	—	13

As of April 3, 2018	—	5,295	—	5,295

Additions	—	1,805	29,681	31,486
Additions from business combinations (Note 32)	28,484	75	—	75
Accumulated depreciation from business combination of PELSA to arrive to net book value	—	(4,459)	—	(4,459)

As of December 31, 2018	28,484	2,716	29,681	32,397

Additions	—	4,225	—	4,225
Disposals	—	—	(278)	(278)

As of December 31, 2019	28,484	6,941	29,403	36,344

Additions	—	3,664	—	3,664
Impairment of long -live assets (1)	—	—	(14,044)	(14,044)

As of December 31, 2020	28,484	10,605	15,359	25,964

Accumulated amortization
As of December 31, 2017	—	(4,261)	—	(4,261)
Amortization charge for the period	—	(198)	—	(198)

As of April 3, 2018	—	(4,459)	—	(4,459)

Reversal of accumulated depreciation from business combination of PELSA	—	4,459	—	4,459
Amortization charge for the period	—	(797)	—	(797)

As of December 31, 2018	—	(797)	—	(797)

Amortization charge for the year	—	(1,518)	—	(1,518)

As of December 31, 2019	—	(2,315)	—	(2,315)

Amortization charge for the year	—	(2,568)	—	(2,568)

As of December 31, 2020	—	(4,883)	—	(4,883)

Net book value
As of December 31, 2020	28,484	5,722	15,359	21,081

As of December 31, 2019	28,484	4,626	29,403	34,029

As of December 31, 2018	28,484	1,919	29,681	31,600

(1)	See Note 3.2.2.
Goodwill arises from the initial business combinations principally because the Company’s ability to capture unique synergies that can be realized from managing a portfolio of the acquired oil and gas fields.

For impairment testing purposes, the goodwill generated through the PELSA and APCO business combinations (Notes 32.1 and 32.3) has been allocated to the CGU unconventional oil and gas operated in Argentina, while the goodwill generated through the JDM / Medanito business combination (Note 32.2) has been allocated to the CGU conventional oil and gas operated in Argentina.
Software licenses are being amortized over the useful economic life of three years.
Exploration rights relates to the acquisition of 50% working interest in three oil and gas properties in which Jaguar Exploration y Producción de Hidrocarburos 2.3, S.A.P.I. de C.V. (“Jaguar”) and Pantera Exploración y Producción 2.2., S.A.P.I. de C.V. (“Pantera”) were licensees (Note 30.3.10). During the year ended December 31, 2020, an impairment charge was recognized in the exploration and evaluation assets located in Mexico for 14,044 related to the conventional oil and gas concessions operating CGU.